Net Loss Per Share	9 Months Ended
Mar. 31, 2023
Earnings Per Share [Abstract]
Net Loss Per Share
Note 6. Net Loss Per Share
Basic and diluted net loss per share are computed using the weighted average number of shares of common stock outstanding during the period, less any shares subject to repurchase or forfeiture. There were no
shares of common stock subject to repurchase or forfeiture for the three and nine months ended March 31, 2023 and 2022. Diluted net loss per share is computed based on the sum of the weighted average number of common shares and potentially dilutive common shares outstanding during the period.
The following table presents the calculation of net loss used to calculate basic loss and diluted loss per share (in thousands):

	Three Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022
Net loss – basic	$(15,438)	$(8,725)	$(21,809)	$(38,391)
Change in fair value of warrant liability	—	—	—	(8,046)

Net loss – diluted	$(15,438)	$(8,725)	$(21,809)	$(46,437)

Share used in calculating net loss per share was determined as follows (in thousands):

	Three Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022
Weighted average shares used in calculating basic net loss per share	6,663	6,653	6,663	6,080
Effect of potentially dilutive common shares from equity awards and liability-classified warrants	—	—	—	44

Weighted average shares used in calculating diluted net loss per share	6,663	6,653	6,663	6,124

Our potentially dilutive shares, which include outstanding stock options, restricted stock units and warrants, are considered to be common stock equivalents and are only included in the calculation of diluted net loss per share when their effect is dilutive.
The following table presents weighted average potentially dilutive shares that have been excluded from the calculation of net loss per share because of their anti-dilutive effect (in thousands):

	Three Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022
Stock options	1,258	1,020	1,340	1,029
Warrants	905	11	837	12
Restricted stock units	—	803	—	268

Total anti-dilutive shares	2,163	1,834	2,177	1,309